Note 5 - Series B Preferred stock: Summary of the Series B Preferred Stock (Details) - Series B Preferred Stock	Jun. 30, 2025 USD ($)
Series B Preferred stock- 12,850 shares	$ 1,285,000
Debt Instrument, Unamortized Discount	(331,288)
Convertible preferred stock liability - Series B preferred stock, Par value $0.001 per share, 20,000 shares authorized and 12,850 issued and outstanding. Stated value of $1,285,000	$ 953,712